CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Class A Ordinary Shares Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 06, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 06, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors		$ 647	24,353		25,000
Issuance of Class B common stock to Sponsors (in shares)		6,468,750
Sale of 22,500,000 Units, net of underwriting discounts and offering costs	$ 2,397		218,048,528		218,050,925
Measurement adjustment on redeemable Ordinary shares	$ (2,129)		(212,973,315)		(212,975,444)
Measurement adjustment on redeemable Ordinary shares	(21,293,210)
Net loss				(1,658,775)	(1,658,775)
Balance at the end at Dec. 31, 2020	$ 268	$ 599	6,657,917	(1,658,775)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	2,681,422	5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable Ordinary shares	$ (268)		$ (6,657,917)	(20,206,799)	(26,864,984)
Measurement adjustment on redeemable Ordinary shares	(2,681,422)
Net loss				(8,167,283)	(8,167,283)
Balance at the end at Mar. 31, 2021		$ 599		$ (30,032,857)	$ (30,032,258)
Balance at the end (in shares) at Mar. 31, 2021		5,993,658